Segment Reporting, Geographical Information (Details Textual) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting, Geographical Information (Textual)
Number of business segments	2	2
Number of geographic segments	2	2